SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans)(Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Options
Outstanding - beginning of year	1,757,170	1,534,642	1,707,702
Options granted	434,571	625,959	392,879
Options exercised	268,022	287,928	473,616
Expired and forfeited	144,854	115,503	92,323
Outstanding - year end	1,778,865	1,757,170	1,534,642
Options exercisable at year-end	746,732	689,369	644,685
Weighted Average Exercise Price
Outstanding - beginning of year	$ 9.95	$ 8.90	$ 7.48
Granted	11.36	11.67	10.77
Exercised	8.15	8.06	5.48
Expired and forfeited	8.58	10.01	8.09
Outstanding - year end	10.52	9.95	8.90
Options exercisable at year-end	$ 9.51	$ 8.66	$ 8.11